Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Jan. 01, 2021	Jan. 01, 2020
Significant Of Accounting Policies [Line Items]
Impairment loss	$ 705,428	$ 0
Deferred Revenue				$ 24,971,203	$ 13,359,827	$ 6,010,874
Advertising Costs	37,972,955	26,699,326	$ 12,383,514
Government grants	322,273	1,419,837	99,277
Employer Discretionary Contribution Amount	6,484,213	3,782,043	$ 1,008,337
Unrecognized Tax Benefits	0	0
Impairment of long-lived assets on property and equipment	$ 0
UAE
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	5.00%
Statutory reserve appropriation amount	$ 137,023	137,023
UAE | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%
UAE | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	5.00%
CN
Significant Of Accounting Policies [Line Items]
Statutory Reserve Appropriation Percentage	10.00%
Statutory reserve appropriation amount	$ 1,699,677	$ 920,830
CN | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage Of Statutory Reserve To Registered Capital	50.00%
CN | Subsidiaries [Member]
Significant Of Accounting Policies [Line Items]
Value Added Tax Rate	6.00%